FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Non-derivatives:
Cash and cash equivalents, carrying value	[1]	$ 133,496	$ 129,135	$ 28,919	$ 33,811
Trade accounts receivable, carrying value		9,511	2,467
Current portion of long-term debt and short-term debt, carrying value		(194,413)	(180,065)
Long-term debt, carrying value		(866,671)	(958,237)
Derivatives:
Deferred finance charges		5,563	6,186
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents, carrying value		133,496	129,135
Restricted cash and short-term deposits, carrying value		3,842	3,942
Trade accounts receivable, carrying value		9,511	2,467
Trade accounts payable, carrying value		(12,231)	(2,576)
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents, fair value		133,496	129,135
Restricted cash and short-term deposits, fair value		3,842	3,942
Trade accounts receivable, fair value		9,511	2,467
Trade accounts payable, fair value		(12,231)	(2,576)
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt, carrying value		(196,305)	(181,694)
Long-term debt, carrying value		(870,342)	(962,794)
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt, fair value		(196,305)	(181,694)
Long-term debt, fair value		(870,342)	(962,794)
Level 2 | Interest rate swap | Carrying value
Derivatives:
Interest rate swaps asset		5,978	8,736
Interest rate swaps liability		933	(385)
Level 2 | Interest rate swap | Fair value
Derivatives:
Interest rate swaps asset		5,978	8,736
Interest rate swaps liability		$ 933	$ (385)

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.